Pensions and Other Postretirement Benefits (Curtailment Event) (Details) - CAD ($) $ in Millions		12 Months Ended
	Oct. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Increase in discount rate		2.11%	0.60%
Pension Plan [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Decrease in projected benefit obligation for curtailment		$ 0	$ 52
Actuarial gain		$ 3,548	$ 1,206
Discount rate		5.26%	3.15%	2.55%
Actual return on plan assets		$ (2,888)	$ 1,605
Expected return on plan assets		$ 1,132	$ 1,076	$ 1,095
Pension Plan [Member] | Funded [Member]
Defined Benefit Plans and Other Postretirement Benefit Plans Table Text Block [Line Items]
Decrease in projected benefit obligation for curtailment	$ 52
Actuarial gain	1,915
Actuarial gain for increase in discount rate	$ 1,808
Increase in discount rate	0.84%
Discount rate	3.39%			2.55%
Actuarial gain for increase in plan assets	$ 107
Actual return on plan assets	982
Expected return on plan assets	875
Increase in net periodic benefit cost	25
Decrease in service cost	9
Increase in other cost	$ 16